NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2021
OTHER NON-FINANCIAL ASSETS [Abstract]
Schedule of non-current assets and in disposal groups held for sale
	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Current assets
Aircraft	99,694	275,000
Engines and rotables	46,724	740
Other assets	374	382
Total	146,792	276,122

Schedule of fleet classified as non-current assets or groups of assets for disposal classified as held
	As of	As of
	December 31,	December 31,
Aircraft	2021	2020
Boeing 767	6	11
Total	6	11